Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 149	€ 181	€ 128
Current tax liabilities, current	538	425	673
Net current tax	(389)	(244)	(545)		€ (629)
Deferred tax asset	421	692	674	€ 940	2,853
Deferred tax liability	1,124	1,185	855
Net deferred tax	(704)	(493)	(181)		€ 238
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current		26
Current tax liabilities, current	31		359
Net current tax	(31)	26	(359)
Deferred tax asset	135	362	327
Net deferred tax	135	362	327
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Current tax assets, current	1	13	12
Net current tax	1	13	12
Deferred tax liability	161	211	95
Net deferred tax	(161)	(211)	(95)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	68	62	45
Current tax liabilities, current	395	328	228
Net current tax	(327)	(266)	(183)
Deferred tax asset	128	127	103
Deferred tax liability	58	93	55
Net deferred tax	70	34	48
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	2
Current tax liabilities, current		5	4
Net current tax	2	(5)	(4)
Deferred tax liability	786	787	600
Net deferred tax	(786)	(787)	(600)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Current tax assets, current	77	80	70
Current tax liabilities, current	112	92	82
Net current tax	(34)	(12)	(12)
Deferred tax asset	157	202	244
Deferred tax liability	120	94	105
Net deferred tax	€ 38	€ 109	€ 139